Other Financial Information (Details 4) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 27, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Line Items
Net cash provided by/(used in) operating activities		$ 233,846	$ 106,643	$ 188,641
INVESTING ACTIVITIES [Abstract]
Deconsolidation of Navios Acquisition			(72,425)
Acquisition of subsidiary, net of cash acquired				(98,913)
Cash Acquired From Acquisition		33
Acquisition of General Partner units		(1,472)	(2,052)	(6,151)
Proceeds from sale of assets		67,500	120,000	484,082
Decrease in restricted cash			778	67,659
Receipts from investment in finance lease				180
Loan proceeds to affiliate company		(11,120)	(33,609)
Loan repayment from affiliate company		10,000	6,000
Deposits for vessel acquisitions			(66,769)	(343,243)
Acquisition of vessels		(38,357)	(56,059)	(222,773)
Purchase of property, equipment and other fixed assets		(19,333)	(71,128)	(16,761)
Net cash provided by/(used in) investing activities		7,251	(175,264)	(135,920)
FINANCING ACTIVITIES [Abstract]
Proceeds from long term loans, net of finance costs		50,372	83,612	443,176
Proceeds from issuance of ship mortgage and senior notes, net of debt issuance costs		84,965	534,188	400,000
Repayment of long-term debt and payment of principal		(236,178)	(248,487)	(804,397)
Repayment of senior notes			(300,000)
Payments of obligations under capital leases		(1,519)	(1,040)
Proceeds from warrant exercise				(2,060)
(Increase)/decrease in restricted cash		(19,623)	(284)	17,662
Dividends to noncontrolling shareholders				(470)
Acquisition of noncontrolling interest			(8,638)
Repurchase of preferred stock	(49,245)			(49,016)
Preferred shares issuance costs				(1,819)
Repurchase of convertible bond				(29,100)
Issuance of common stock		93	415	415
Dividends paid		(32,435)	(27,238)	(27,037)
Proceeds from equity offering, net of fees				33,402
Acquisition of treasury stock			(221)
Net cash (used in)/provided by financing activities		(154,325)	32,307	(19,244)
Increase/(decrease) in cash and cash equivalents		86,772	(36,314)	33,477
Cash and cash equivalents, beginning of year		171,096	207,410	173,933
Cash and cash equivalents, end of year		257,868	171,096	207,410
Navios Maritime Holdings Inc. Issuer
Line Items
Net cash provided by/(used in) operating activities		28,203	54,896	136,451
INVESTING ACTIVITIES [Abstract]
Acquisition of subsidiary, net of cash acquired				(140,268)
Decrease in restricted cash				65,324
Loan proceeds to affiliate company		(5,000)	(33,609)
Loan repayment from affiliate company		10,000	6,000
Net cash provided by/(used in) investing activities		5,000	(27,609)	(74,944)
FINANCING ACTIVITIES [Abstract]
Proceeds from long term loans, net of finance costs			18,578	30,448
Proceeds from issuance of ship mortgage and senior notes, net of debt issuance costs		84,965	340,981
Repayment of long-term debt and payment of principal		(23,405)	(28,064)	(156,925)
Repayment of senior notes			(300,000)
(Increase)/decrease in restricted cash		(11,681)	13,129	20,616
Repurchase of preferred stock				(49,016)
Preferred shares issuance costs				(14)
Repurchase of convertible bond				(29,100)
Issuance of common stock		93	415	415
Dividends paid		(32,435)	(26,091)	(27,037)
Acquisition of treasury stock			(221)
Transfer to/from group subsidiaries		(45,687)	21,823	39,894
Net cash (used in)/provided by financing activities		(28,150)	40,550	(170,719)
Increase/(decrease) in cash and cash equivalents		5,053	67,837	(109,212)
Cash and cash equivalents, beginning of year		74,160	6,323	115,535
Cash and cash equivalents, end of year		79,213	74,160	6,323
Guarantor Subsidiaries
Line Items
Net cash provided by/(used in) operating activities		177,162	24,979	(34,282)
INVESTING ACTIVITIES [Abstract]
Proceeds from sale of assets		67,500	120,000	484,082
Receipts from investment in finance lease				180
Loan proceeds to affiliate company		(6,120)
Deposits for vessel acquisitions			(63,774)	(252,228)
Acquisition of vessels		(38,357)	(51,526)	(91,253)
Purchase of property, equipment and other fixed assets		(1,667)	(530)	(876)
Net cash provided by/(used in) investing activities		21,356	4,170	139,905
FINANCING ACTIVITIES [Abstract]
Proceeds from long term loans, net of finance costs		50,372	62,002	230,569
Repayment of long-term debt and payment of principal		(181,703)	(48,646)	(36,537)
(Increase)/decrease in restricted cash		(7,942)	(12,788)	(2,704)
Transfer to/from group subsidiaries		17,465	(68,000)	(231,039)
Net cash (used in)/provided by financing activities		(121,808)	(67,432)	(39,711)
Increase/(decrease) in cash and cash equivalents		76,710	(38,283)	65,912
Cash and cash equivalents, beginning of year		56,406	94,689	28,777
Cash and cash equivalents, end of year		133,116	56,406	94,689
Non Guarantor Subsidiaries
Line Items
Net cash provided by/(used in) operating activities		28,481	28,068	86,472
INVESTING ACTIVITIES [Abstract]
Deconsolidation of Navios Acquisition			(72,425)
Acquisition of subsidiary, net of cash acquired				(35,683)
Cash Acquired From Acquisition		33
Acquisition of General Partner units		(1,472)	(2,052)	(6,151)
Decrease in restricted cash			778	2,335
Deposits for vessel acquisitions			(2,995)	(91,015)
Acquisition of vessels			(4,533)	(131,520)
Purchase of property, equipment and other fixed assets		(17,666)	(70,598)	(15,885)
Net cash provided by/(used in) investing activities		(19,105)	(151,825)	(277,919)
FINANCING ACTIVITIES [Abstract]
Proceeds from long term loans, net of finance costs			3,032	182,159
Proceeds from issuance of ship mortgage and senior notes, net of debt issuance costs			193,207	400,000
Repayment of long-term debt and payment of principal		(31,070)	(171,777)	(610,935)
Payments of obligations under capital leases		(1,519)	(1,040)
Proceeds from warrant exercise				74,978
(Increase)/decrease in restricted cash			(625)	(250)
Dividends to noncontrolling shareholders				(470)
Acquisition of noncontrolling interest			(8,638)
Preferred shares issuance costs				(1,805)
Dividends paid			(2,447)
Proceeds from equity offering, net of fees				33,402
Transfer to/from group subsidiaries		28,222	46,177	191,145
Net cash (used in)/provided by financing activities		(4,367)	57,889	268,224
Increase/(decrease) in cash and cash equivalents		5,009	(65,868)	76,777
Cash and cash equivalents, beginning of year		40,530	106,398	29,621
Cash and cash equivalents, end of year		45,539	40,530	106,398
Eliminations
Line Items
Net cash provided by/(used in) operating activities			(1,300)
INVESTING ACTIVITIES [Abstract]
Acquisition of subsidiary, net of cash acquired				77,038
Net cash provided by/(used in) investing activities				77,038
FINANCING ACTIVITIES [Abstract]
Proceeds from warrant exercise				(77,038)
Dividends paid			1,300
Net cash (used in)/provided by financing activities			$ 1,300	$ (77,038)